Income tax benefit/(expense)	6 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax benefit/(expense)

4. Income tax benefit/(expense)

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	2020	2019	2020	2019
Income tax expense/(benefit)
Current tax
Current tax	—	—	—	—
Total current tax expense/(benefit)	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(130)	(5,394)	(948)	(7,424)
(Decrease)/increase in deferred tax liabilities	204	3,125	292	3,222
Total deferred tax expense/(benefit)	74	(2,269)	(656)	(4,202)
Income tax expense/(benefit)	74	(2,269)	(656)	(4,202)

Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.

Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

	As of	As of
(in U.S. dollars, in thousands)	December 31, 2020	June 30, 2020
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	71,397	55,573
Other temporary differences
Potential tax benefit at local tax rates	7,631	6,782
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	82,248	65,575

As of December 31, 2020 and June 30, 2020, the Group has deferred tax assets not brought to account of $82.2 million and $65.6 million, respectively. Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.